Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Loss for the period	$ (1,591,003)	$ (721,426)
Adjustments to reconcile loss for the period to net cash flows
Deferred income tax	(215,291)
Depreciation and amortization	180,623	425
Depreciation of right-of-use assets	9,894
Employee share-based payment	407,356
Financial income / expenses	(943,583)	3,110
Changes in working capital
Accounts receivable	(146,394)
Other receivables	9,065	(407)
Prepayment	198,467
Inventories	69,596
Accounts Payable	292,432	106,219
Other liabilities	(14,725)	621,727
Net cash (used in) / generated from operating activities	(1,743,563)	9,648
Cash flows from investing activities
Additions of fixed assets	(104,441)
Short-term investments withdrawals	279,004
Net cash generated from investing activities	174,563
Cash flows from financing activities
Proceeds from financial debts	117,763
Payment of loans	(182,976)
Payments of interest	(48,279)
Payments of lease liabilities	(13,952)
Net cash used in financing activities	(127,444)
Net (decrease) / increase in cash and cash equivalents	(1,696,444)	9,648
Cash and cash equivalents at beginning of the year	2,527,673	1,081,808
Effect of exchange rate changes and inflation on cash and equivalents	22,365	(3,084)
Cash and cash equivalents at end of the period	853,594	1,088,372
Non-cash financing activities
Increase in Right-of-use asset recognition through an increase in Lease liabilities	$ 380,321